Stockholders' Equity and Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended		12 Months Ended
	Dec. 31, 2008	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		1,000		1,000	1,000
Common stock, shares issued		1,000		1,000	1,000
Common stock, shares outstanding		1,000		1,000	1,000
Number of stock options, exercised	71,941
Notes issued		$ 15.0
Stock-based compensation expense		1.6	$ 1.8
Unrecognized compensation expense will be recognized		$ 3.5		$ 2.7
Unrecognized compensation expense expected to recognized over a weighted average period				3 years
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 4.5	$ 4.6	$ 1.3
Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, exercised				25
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 268	$ 268	$ 275
Total fair value of shares vested				$ 1,623.0	$ 1,820.0	$ 1,332.0
Intrinsic value of the options outstanding				$ 9.8
Strategic Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, exercised				0
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 306	$ 272	$ 300
Intrinsic value of the options outstanding				$ 13.5
Advanced Disposal Services South, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 0.3	$ 0.3
Advanced Disposal Services South, Inc. [Member] | Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes issued	$ 28.0
Interest rate						0.89%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate				4.00%	4.00%
Discount applied on shares issued to the option value				9.00%	9.00%	9.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate				14.80%	14.80%
Discount applied on shares issued to the option value				20.00%	20.00%	20.00%
Vesting from Issuance to Change of Control [Member] | Awards Issued Prior to 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage				20.00%
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common stock reserved for issuance							150,000
Stock option terms				10 years
Stock Incentive Plan 2012 [Member] | Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Stock Incentive Plan 2012 [Member] | Annual Vesting Rate [Member] | Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage				20.00%
Stock Incentive Plan 2012 [Member] | Vesting at Issuance [Member] | Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting, percentage				20.00%
Stock Incentive Plan 2012 [Member] | Vesting After Five Years [Member] | Strategic Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Stock options vesting, percentage				100.00%